Discontinued operations and assets classified as held for sale - Results of Signify (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Gain (Loss) Discontinued Operations Before Tax			€ 538
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		€ 14	182		€ 181
Gain (loss) discontinued operations tax			61
Profit (loss) from discontinued operations, total	[1],[2]	(213)	843	[3]	660	[3]
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Profit (loss) from discontinued operations, total		198
US Tax Cuts and Jobs Act [Member] | Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Tax expense relating to profit (loss) from ordinary activities of discontinued operations			8
Signify Member
Discontinued operations and assets classified as held for sale - Text Details (Detail) [Line Items]
Discontinued Operations, Expenses		18	5,776		6,726
Adjustments for fair value losses (gains)		218	104
Dividend income		32
Profit Loss Discontinued Operations, Before Tax		(204)	977		368
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		(7)	150		124
Profit (loss) from discontinued operations, total		€ (198)	€ 896		€ 244

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[2]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[3]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.